Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$541,289.71

Principal:
Principal Collections	$8,003,189.78
Prepayments in Full	$3,057,326.85
Liquidation Proceeds	$87,112.05
Recoveries	$79,253.71
Sub Total	$11,226,882.39
Collections	$11,768,172.10

Purchase Amounts:
Purchase Amounts Related to Principal	$128,607.05
Purchase Amounts Related to Interest	$529.06
Sub Total	$129,136.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,897,308.21

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,897,308.21
Servicing Fee	$128,637.96	$128,637.96	$0.00	$0.00	$11,768,670.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,768,670.25
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,768,670.25
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,768,670.25
Interest - Class A-4 Notes	$38,338.05	$38,338.05	$0.00	$0.00	$11,730,332.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,730,332.20
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$11,692,506.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,692,506.78
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$11,662,688.78
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,662,688.78
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$11,621,908.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,621,908.28
Regular Principal Payment	$11,006,134.14	$11,006,134.14	$0.00	$0.00	$615,774.14
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$615,774.14
Residual Released to Depositor	$0.00	$615,774.14	$0.00	$0.00	$0.00
Total		$11,897,308.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,006,134.14
Total					$11,006,134.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,006,134.14	$103.01	$38,338.05	$0.36	$11,044,472.19	$103.37
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$11,006,134.14	$8.20	$146,761.97	$0.11	$11,152,896.11	$8.31

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$58,981,614.43	0.5520039	$47,975,480.29	0.4489984
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$151,071,614.43	0.1125686	$140,065,480.29	0.1043676

Pool Information
Weighted Average APR	4.335%	4.353%
Weighted Average Remaining Term	21.65	20.89
Number of Receivables Outstanding	17,950	17,368
Pool Balance	$154,365,554.67	$143,023,486.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$151,071,614.43	$140,065,480.29
Pool Factor	0.1140570	0.1056767

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$2,958,006.02
Targeted Overcollateralization Amount	$2,958,006.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,958,006.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$65,832.63
(Recoveries)		115	$79,253.71
Net Loss for Current Collection Period			$(13,421.08)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1043%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3633%
Second Preceding Collection Period			0.2428%
Preceding Collection Period			0.4610%
Current Collection Period			(0.1083)%
Four Month Average (Current and Preceding Three Collection Periods)			0.2397%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,541	$8,735,940.97
(Cumulative Recoveries)			$1,550,403.82
Cumulative Net Loss for All Collection Periods			$7,185,537.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5309%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,923.79
Average Net Loss for Receivables that have experienced a Realized Loss			$1,582.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.51%	315	$3,589,590.27
61-90 Days Delinquent	0.33%	37	$478,976.64
91-120 Days Delinquent	0.07%	9	$103,753.94
Over 120 Days Delinquent	0.51%	50	$727,085.00
Total Delinquent Receivables	3.43%	411	$4,899,405.85

Repossession Inventory:
Repossessed in the Current Collection Period		5	$45,972.03
Total Repossessed Inventory		13	$207,300.99

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5430%
Preceding Collection Period			0.5014%
Current Collection Period			0.5527%
Three Month Average			0.5324%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer